CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥) ¥ / shares shares	Feb. 28, 2026 USD ($) $ / shares shares	Feb. 28, 2025 CNY (¥) ¥ / shares shares	Feb. 29, 2024 CNY (¥) ¥ / shares shares
Revenue
Total Revenue	¥ 254,444	$ 37,102	¥ 251,076	¥ 125,445
Cost of revenue
Total Cost of revenue	(188,791)	(27,529)	(203,941)	(79,951)
Gross profit	65,653	9,573	47,135	45,494
General and administrative expenses	(48,420)	(7,060)	(48,849)	(44,337)
Sales and marketing expenses	(10,496)	(1,530)	(14,025)	(6,753)
Impairment loss on long-lived assets | ¥	0		0	(3,674)
Operating (loss) income	6,737	983	(15,739)	(9,270)
Subsidy income	191	28	1,413	728
Interest income, net	6,006	876	16,200	7,235
Realized gain (loss) in investments	3,938	574	(3,062)	3,207
Unrealized holding gain in investments	2,438	356	2,022	3,910
Other (expense) income, net	381	55	(739)	(1,434)
Investment income	1,224	177
Gains from deregistration of subsidiaries	8,811	1,284
Impairment loss on long-term investments | ¥				(500)
Total income before provision of income taxes	29,726	4,333	95	3,876
Income tax expense	(635)	(93)	(722)	(1,101)
Net income (loss)	29,091	4,240	(627)	2,775
Less: Net loss attributable to non-controlling interests	(1,696)	(247)	(1,428)	(2,186)
Net (loss) income attributable to Four Seasons Education (Cayman) Inc.	¥ 30,787	$ 4,487	¥ 801	¥ 4,961
Net (loss) income per ordinary share:
- Basic | (per share)	¥ 1.36	$ 0.2	¥ 0.04	¥ 0.23
- Diluted | (per share)	¥ 1.34	$ 0.2	¥ 0.04	¥ 0.21
Weighted average shares used in calculating net (loss) income per ordinary share:
- Basic | shares	22,608,946	22,608,946	21,807,118	21,164,265
- Diluted | shares	22,909,120	22,909,120	22,052,836	23,614,631
Revenue From Third Parties
Revenue
Total Revenue	¥ 254,430	$ 37,100	¥ 250,656	¥ 123,076
Cost of revenue
Total Cost of revenue	(180,795)	(26,363)	(184,716)	(75,442)
Revenue From Related Parties
Revenue
Total Revenue	14	2	420	2,369
Cost of revenue
Total Cost of revenue	¥ (7,996)	$ (1,166)	¥ (19,225)	¥ (4,509)